As filed with the Securities and Exchange Commission on March 1, 2007
                                     Investment Company Act File Number 811-4179


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


                              CORTLAND TRUST, INC.

               (Exact name of registrant as specified in charter)

                                600 FIFTH AVENUE
                               NEW YORK, NY 10020
               (Address of principal executive offices) (Zip code)


                                 ROSANNE HOLTZER
                     C/O REICH & TANG ASSET MANAGEMENT, LLC
                                600 FIFTH AVENUE
                            NEW YORK, NEW YORK 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end: March 31

Date of reporting period: December 31, 2006

ITEM 1: SCHEDULE OF INVESTMENTS

-------------------------------------------------------------------------------
CORTLAND TRUST, INC
CORTLAND GENERAL  MONEY MARKET FUND
STATEMENT OF NET ASSETS
DECEMBER 31, 2006
(UNAUDITED)
===============================================================================

     Face                                                                        Maturity                                  Value
    Amount                                                                        Date                 Yield              (Note 1)
Asset Backed Commercial Paper (6.92%)
-----------------------------------------------------------------------------------------------------------------------------------
$  30,000,000  Chesham Finance LLC                                               01/03/07               5.34%        $   29,991,225
   40,000,000  Chesham Finance LLC                                               01/08/07               5.35             39,959,011
   25,000,000  Greyhawk Funding, LLC                                             03/19/07               5.38             24,719,806
   34,430,000  Lexington Parker Capital Company, LLC                             01/12/07               5.35             34,374,716
   58,036,000  Long Lane Master Trust IV                                         01/22/07               5.36             57,855,895
-------------                                                                                                        --------------
  187,466,000  Total Asset Backed Commercial Paper                                                                      186,900,653
-------------                                                                                                        --------------

Commercial Paper (0.94%)
-----------------------------------------------------------------------------------------------------------------------------------
$  18,100,000  Cornell University                                                01/11/07               5.31%        $   18,073,529
    7,280,000  Tennessee School Board Authority                                  01/10/07               5.32              7,280,000
-------------                                                                                                        --------------
   25,380,000  Total Commercial Paper                                                                                    25,353,529
-------------                                                                                                        --------------

Domestic Certificates of Deposit (3.15%)
-----------------------------------------------------------------------------------------------------------------------------------
$  70,000,000  Wells Fargo Bank, N.A.                                            04/20/07               5.25%        $   70,000,000
   15,000,000  Wilmington Trust                                                  01/22/07               5.41             15,000,000
-------------                                                                                                        --------------
   85,000,000  Total Domestic Certificates of Deposit                                                                    85,000,000
-------------                                                                                                        --------------

Eurodollar Certificates of Deposit (8.33%)
-----------------------------------------------------------------------------------------------------------------------------------
$  25,000,000  Caylon                                                            01/19/07               5.26%        $   25,000,030
   75,000,000  Credit Agricole Indosuez                                          02/12/07               5.31             75,000,000
   25,000,000  Societe Generale                                                  04/19/07               5.31             25,000,000
  100,000,000  Societe Generale                                                  04/27/07               5.32            100,000,000
-------------                                                                                                         -------------
  225,000,000  Total Eurodollar Certificates of Deposit                                                                 225,000,030
-------------                                                                                                         -------------

Floating Rate Securities (13.46%)
-----------------------------------------------------------------------------------------------------------------------------------
$   5,000,000  Bank of America,N.A. (a)                                          03/20/07               5.30%        $    5,000,000
   40,000,000  Bank of America,N.A. (b)                                          05/15/07               5.32             40,000,000
   30,000,000  Bear Stearns (c)                                                  01/19/07               5.39             30,000,000
  100,000,000  Canadian Imperial Bank of Commerce (d)                            02/12/07               5.34            100,000,000
   50,000,000  Canadian Imperial Bank of Commerce (k)                            10/18/07               5.39             50,000,000
    5,000,000  Canadian Imperial Bank of Commerce (k)                            11/26/07               5.38              4,999,567
    8,700,000  CFM International, Inc. - Series 1999A (e)
               Guaranteed by General Electric Company                            01/01/10               5.37              8,700,000
   15,000,000  General Electric Capital Corporation
               Extendible Monthly Securities (f)                                 10/17/07               5.47             15,000,000
   40,000,000  Kreditbank (g)                                                    05/22/07               5.35             40,000,000
   25,000,000  Merrill Lynch Monthly Floating (h)                                05/14/07               5.32             25,000,000
   45,000,000  Merrill Lynch Twelve Months Exchange (i)                          01/04/08               5.41             45,000,000
-------------                                                                                                         -------------
  363,700,000  Total Floating Rate Securities                                                                           363,699,567
-------------                                                                                                         -------------

Foreign Commercial Paper (5.27%)
-----------------------------------------------------------------------------------------------------------------------------------
$  63,000,000  Deutsche Zentral-Genossenschaftsb                                 01/29/07               5.37%        $   62,738,340
   50,000,000  Kommunalkredit International Bank                                 01/22/07               5.33             49,845,125
   30,000,000  Yorkshire Building Society                                        02/12/07               5.38             29,815,900
-------------                                                                                                        --------------
  143,000,000  Total Foreign Commercial Paper                                                                           142,399,365
-------------                                                                                                        --------------

Loan Participations (3.04%)
-----------------------------------------------------------------------------------------------------------------------------------
$  17,000,000  AXA Equitable Life Insurance Society with JPMorgan Chase (j)      03/21/07               5.37%        $   17,000,000
   65,000,000  COS-MAR Company (GE Petrochemical) (l)
               Guaranteed by General Electric Company                            04/26/07               5.34             65,000,000
-------------                                                                                                        --------------
   82,000,000  Total Loan Participations                                                                                 82,000,000
-------------                                                                                                        --------------

Medium Term Notes (1.85%)
-----------------------------------------------------------------------------------------------------------------------------------
$  50,000,000  Sigma Finance, Inc.                                               04/30/07               5.25%        $   50,000,000
-------------                                                                                                        --------------
   50,000,000   Medium Term Notes                                                                                        50,000,000
-------------                                                                                                        --------------

Other Notes (0.11%)
-----------------------------------------------------------------------------------------------------------------------------------
$   1,550,000  Butler County, OH GO BAN                                          09/20/07               5.50%        $    1,550,000
    1,500,000  North Canton, OH                                                  06/27/07               5.95              1,501,028
-------------                                                                                                        --------------
    3,050,000  Total Other Notes                                                                                          3,051,028
-------------                                                                                                        --------------

Repurchase Agreements (2.96%)
-----------------------------------------------------------------------------------------------------------------------------------
$  40,000,000  Annaly Mortgage Management, Inc. purchased on 12/29/06, repurchase proceeds at maturity $40,023,022
               (Collateralized by $121,260,845, GNMA, 5.00% to 6.00%,
               due 05/17/31 to 07/20/33, value $40,800,000)                      01/02/07               5.18%        $   40,000,000
   20,000,000  Banc of America Securities LLC, purchased on 12/29/06, repurchase proceeds at maturity $20,011,444
               (Collateralized by $21,142,251, GNMA, 4.815% to 4.485%,
               due 02/16/30 to 02/16/32, value $20,400,001)                      01/02/07               5.15             20,000,000
   20,000,000  UBS Securities LLC, purchased on 12/29/06,
               repurchase proceeds at maturity $20,011,467
               (Collateralized by $20,401,259, GNMA, 5.375% to 7%,
               due 02/20/28 to 11/20/34, value $20,310,632)                      01/02/07               5.16             20,000,000
-------------                                                                                                        --------------
   80,000,000  Total Repurchase Agreements                                                                               80,000,000
-------------                                                                                                        --------------

Time Deposit (5.00%)
-----------------------------------------------------------------------------------------------------------------------------------
$  85,000,000  National Bank of Canada                                           01/02/07               5.33%        $   85,000,000
   50,000,000  National Bank of Canada                                           01/02/07               5.36             50,000,000
-------------                                                                                                        --------------
  135,000,000  Total Time Deposit                                                                                       135,000,000
-------------                                                                                                        --------------

-----------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agency Medium Term Notes (4.44%)
$  30,000,000  Federal Home Loan Bank                                            08/14/07               5.58%        $   30,000,000
   25,000,000  Federal Home Loan Bank                                            10/02/07               5.50             25,000,000
   40,000,000  Federal Home Loan Mortgage Corporation                            02/09/07               4.76             40,000,000
   25,000,000  Federal Home Loan Mortgage Corporation                            03/07/07               5.02             24,999,793
-------------                                                                                                        --------------
  120,000,000  Total U.S. Government Agency Medium Term Notes                                                           119,999,793
-------------                                                                                                        --------------

Variable Rate Demand Instruments (m) (22.71%)
-----------------------------------------------------------------------------------------------------------------------------------
$   1,880,000  361 Summit Blvd. LLC - Series 2003
               LOC First Commercial Bank                                         05/01/28               5.38%        $    1,880,000
    2,100,000  1212 Jackson, LLC - Series 2004
               LOC Fifth Third Bank                                              09/01/24               5.41              2,100,000
    1,875,000  1800 Indian Wood - Series 2005
               LOC Fifth Third Bank                                              04/01/26               5.41              1,875,000
    1,850,000  2150 Investment Company - Series 1997
               LOC Fifth Third Bank                                              02/01/17               5.41              1,850,000
    4,440,000  A&M Associates Project - Series 2002
               LOC US Bank, N.A.                                                 12/01/34               5.38              4,440,000
      900,000  Adams County, CO Housing Agency
               (Semper Village Apartments) - Series 2004C
               Guaranteed by FNMA                                                07/15/37               5.39                900,000
    2,410,000  Alatrade Foods LLC - Series2004
               LOC Amsouth Bank                                                  12/01/14               5.43              2,410,000
    3,055,000  Alabama HOPO Realty Investment, LLC - Series 2001
               LOC SouthTrust Bank                                               12/01/21               5.42              3,055,000
    1,970,000  Alabama Incentives Finance Authority, SP - Series 1999C
               Insured By AMBAC Assurance Corp.                                  10/01/29               5.35              1,970,000
    3,000,000  Allied Services, LLC - Series 2006
               LOC Fifth Third Bank                                              03/01/21               5.41              3,000,000
      445,000  Andrews Laser Works Corporation - Series 1998
               LOC National City Bank                                            05/01/08               5.45                445,000
    1,925,000  Atlantic Tool & Die Company - Series 1996
               LOC Key Bank, N.A.                                                03/01/17               5.43              1,925,000
      800,000  Atlantic Tool & Die Company - Series 2002
               LOC Key Bank, N.A.                                                12/01/11               5.43                800,000
      276,000  Barnes & Thornburg LLP - Series 2003
               LOC Fifth Third Bank                                              07/01/08               5.41                276,000
    2,130,000  Barnes & Thornburg LLP - Series 2005
               LOC Fifth Third Bank                                              12/01/55               5.41              2,130,000
               BB Auto Land of Roswell, LLC - Series 2003A
               LOC Bank of North Georgia                                         05/01/23               5.50              7,713,000
    2,320,000  BBC, LLC - Series 2000
               LOC Columbus Bank & Trust Company                                 11/01/20               5.35              2,320,000
    2,790,000  Bennett Realty LLC - Series 2003
               LOC Fifth Third Bank                                              04/01/23               5.41              2,790,000
      970,000  Berkeley Square Retirement Center - Series 1998A
               LOC Fifth Third Bank                                              02/01/13               5.42                970,000
    4,000,000  Bluegrass Wireless LLC
               LOC Fifth third Bank                                              02/01/12               5.41              4,000,000
    3,180,000  Bob Sumerel Tire Co, Inc. - Series 1999
               LOC Fifth Third Bank                                              04/01/19               5.41              3,180,000
    2,700,000  Brookville Enterprises - Series 2004
               LOC Fifth Third Bank                                              10/01/25               5.41              2,700,000
    2,000,000  Budd Office Associate (Partnership Project) - Series 1997
               LOC Comerica Bank                                                 10/01/47               5.43              2,000,000
    2,450,000  Burke County, GA Development Authority IDRB - Series 2002
               (Lichtenberg Holdings II, LLC)
               LOC JPMorgan Chase Bank, N.A.                                     01/01/13               5.35              2,450,000
    2,960,000  Butler County Surgical Properties, LLC - Series 2005
               LOC Fifth Third Bank                                              07/01/25               5.41              2,960,000
    4,010,000  Carmichael Imaging, LLC - Series 2002
               LOC Regions Bank                                                  11/01/10               5.35              4,010,000
    3,100,000  CEGW, Inc.
               LOC PNC Bank, N.A                                                 03/31/09               5.38              3,100,000
    1,990,000  Central Michigan Inns, LLC (Pohlcat Inc.) - Series 2000A
               LOC Wachovia Bank, N.A.                                           04/01/30               5.40              1,990,000
    4,500,000  Charles K. Blandin Foundation - Series 2004
               LOC Wells Fargo Bank, N.A.                                        05/01/19               5.35              4,500,000
    4,900,000  Charles William Properties, LLC - Series 2004
               LOC Federal Home Loan Bank of Atlanta                             08/01/29               5.35              4,900,000
    3,150,000  Cheney Brothers, Inc. - Series 1996
               LOC Wachovia Bank, N.A                                            12/01/16               5.50              3,150,000
      790,000  Chuo Mubea Suspension Components Company - Series 2004
               LOC Fifth Third Bank                                              01/01/11               5.35                790,000
    2,745,000  Cinnamon Properties, Inc.
               LOC US Bank, N.A.                                                 04/01/20               5.35              2,745,000
    2,300,000  Cirrus Development Ltd. - Series 1999
               LOC US Bank, N.A.                                                 05/01/14               5.35              2,300,000
    1,665,000  City of Portland, OR EDRB (Broadway Project) - Series 2003B
               Insured by AMBAC Assurance Corp.                                  04/01/11               5.36              1,665,000
    1,295,000  Cole Investments LLC
               LOC Fifth Third Bank                                              07/01/19               5.41              1,295,000
    3,745,000  Columbus Area, Inc., OH - Series 2004
               LOC Key Bank, N.A.                                                07/01/24               5.43              3,745,000
    3,100,000  Columbus, GA  Development Authority
               (Woodnont Properties - Greystone at Columbus
               Park Project) - Series 2004
               LOC Columbus Bank & Trust Company                                 12/01/24               5.38              3,100,000
    3,880,000  Columbus, GA ( Riverton Ford Inc. Project) - Series 2000
               LOC Columbus Bank & Trust  Company                                04/01/20               5.35              3,880,000
    3,000,000  Columbus, GA Development Authority
               (Columbus Economical Development Corporation)
               LOC Wachovia Bank & Trust Company, N.A.                           02/01/26               5.40              3,000,000
    6,175,000  Columbus, GA Development Authority RB
               (Four J.S. Family, LLP Project) - Series 2002
               LOC Columbus Bank & Trust Company                                 09/01/20               5.38              6,175,000
    3,070,000  Columbus, GA Development Authority RB
               (Rivertown Pediatric Project) - Series2003
               LOC Columbus Bank & Trust Company                                 05/01/23               5.38              3,070,000
    1,325,000  Consolidated Equities, LLC - Series 1995
               LOC Fifth Third Bank                                              12/01/25               5.41              1,325,000
    9,170,000  Country Club of the South - Series 2002
               LOC Bank of North Georgia                                         12/01/31               5.43              9,170,000
    4,715,000  Crestmont Nursing Home - Series 2004
               LOC Fifth Third Bank                                              03/01/24               5.37              4,715,000
    6,415,000  Cubba Capital, LLC - Series 2005A
               LOC Comerica Bank                                                 03/01/55               5.43              6,415,000
    4,150,000  D & G Conduit LLC - Series 2003
               LOC Amsouth Bank, N.A.                                            10/01/23               5.35              4,150,000
   10,250,000  D.G.Y. Real Estate LP - Series 2000A
               LOC PNC Bank, N.A.                                                05/01/20               5.38             10,250,000
    7,245,000  Daniel Land Company - Series 2004
               LOC Columbus Bank & Trust Company                                 09/01/29               5.38              7,245,000
    2,010,000  Devin F. & Janis L. McCarthy - Series 1997
               LOC US Bank, N.A.                                                 07/01/17               5.35              2,010,000
    3,470,000  Dussel Realty Investment LLC
               LOC National City Bank of Michigan/Illinois                       02/01/18               5.38              3,470,000
    3,690,000  Eckert Seamans Cherin & Mellot, LLC - Series 2000
               LOC PNC Bank, N.A.                                                01/01/15               5.39              3,690,000
    8,450,000  Elsinore Properties Ltd. - Series 1999
               LOC Fifth Third Bank                                              01/01/29               5.41              8,450,000
    1,000,000  Falls Village Realty, LLC - Series 2004
               LOC Fifth Third Bank                                              12/01/29               5.41              1,000,000
      900,000  Family Sports & Lifestyle RB
               LOC Fifth Third Bank                                              09/01/22               5.41                900,000
    1,890,000  Fannin & Fannin LLC
               LOC Fifth Third Bank                                              12/01/24               5.41              1,890,000
    3,690,000  FE, LLC - Series 1998A
               LOC Fifth Third Bank                                              04/01/28               5.37              3,690,000
    1,500,000  Findlay Evangelical Presbyterian Church - Series 2004
               LOC Fifth Third Bank                                              11/01/30               5.41              1,500,000
    7,000,000  Fiore Capital, LLC - Series 2005A
               LOC M& I Marshall & Ilsley Bank                                   08/01/45               5.35              7,000,000
    1,985,000  First Metropolitan Title Company - Series 1997
               LOC LaSalle Bank, N.A.                                            05/01/22               5.40              1,985,000
    1,365,000  First Park Place LLC
               LOC Fifth Third Bank                                              12/01/19               5.41              1,365,000
      440,000  Flint River Services, Inc. - Series 2005
               LOC Columbus Bank & Trust Company                                 01/01/30               5.37                440,000
    1,365,000  G & J Properties II, LLC - Series 2002
               LOC Fifth Third Bank                                              09/01/23               5.41              1,365,000
    3,535,000  G & L Manufacturing Inc.
               LOC Fifth Third Bank                                              07/01/20               5.41              3,535,000
    1,405,000  Garfield Investment Group
               LOC First Third Bank                                              07/01/28               5.41              1,405,000
    1,500,000  Genesee County, MI Taxable Obligation Notes                       11/01/08               5.47              1,500,000
      800,000  Gilead Friends Church - Series 2002
               LOC Fifth Third Bank                                              10/01/17               5.41                800,000
    1,415,000  Goson Project - Series 1997
               LOC Federal Home Loan Bank of Cincinnati                          11/01/17               5.38              1,415,000
    2,070,000  Grace Community Church of Amarillo - Series 2005
               LOC Wells Fargo Bank, N.A.                                        02/01/30               5.35              2,070,000
    5,850,000  Graf Brothers Flooring, Inc. - Series 2005
               LOC Fifth Third Bank                                              05/01/20               5.41              5,850,000
    1,400,000  Great Expectations Ltd. (Bass Chevrolet) - Series 1996
               LOC Fifth Third Bank                                              07/01/17               5.45              1,400,000
    1,385,000  HCH, LLC - Series 2000
               LOC Key Bank,N.A.                                                 08/01/15               5.43              1,385,000
    3,270,000  Healtheum, LLC - Series 2004
               LOC Wells Fargo Bank, N.A.                                        11/01/29               5.41              3,270,000
    2,365,000  Henderson, OH Regional Authority
               LOC Fifth Third Bank                                              07/01/23               5.41              2,365,000
    6,615,000  Holland-Sheltair Aviation Funding - Series 2005-B4
               LOC Mellon Bank, N.A.                                             05/01/35               5.35              6,615,000
    1,810,000  Home City Ice Company & HC Transport Inc. - Series 2004
               LOC US Bank, N.A.                                                 05/01/19               5.40              1,810,000
    1,800,000  Hoosier Stamping Manufacturing Corp. - Series 2004
               LOC Fifth Third Bank                                              07/01/36               5.41              1,800,000
      910,000  Hope Realty, Ltd. & Harmony Realty
               (Kurtz Bros., Inc.) - Series 2000
               LOC Key Bank, N.A.                                                08/01/15               5.43                910,000
    1,285,000  Hopkins Property of Talladega LLC RB
               LOC Federal Home Loan Bank of Atlanta                             10/01/16               4.49              1,285,000
    1,800,000  Hopkins Waterhouse LLC Project
               LOC National City Bank                                            06/01/20               5.38              1,800,000
    1,770,000  Hopo Realty Investment, LLC - Series 2000
               LOC South Trust Bank                                              12/01/21               5.42              1,770,000
    1,780,000  HRH Capital LLC - Series 2002
               LOC Fifth Third Bank                                              03/01/22               5.41              1,780,000
    2,930,000  Hudson Toyota And Hyundai Realty LLC - Series 2003
               LOC Fifth Third Bank                                              04/01/23               5.41              2,930,000
      800,000  Illinois Development Finance Authority
               (Harbortown Industry Inc. Project)
               LOC LaSalle Bank, N.A.                                            12/01/20               5.44                800,000
        5,000  Indiana HEFA (Porter Project) - Series 2005B
               LOC Charter One Bank                                              07/01/56               5.39                  5,000
    1,625,000  IOP Properties LLC
               LOC Fifth Third Bank                                              04/01/44               5.41              1,625,000
    1,400,000  Jacksons Food Stores, Inc
               LOC Key Bank N.A.                                                 03/01/16               5.43              1,400,000
      980,000  James B. Krewatch & Marden H. Krewatch
               Revocable Living Trust - Series 2005
               LOC Fifth Third Bank                                              11/01/25               5.41                980,000
    2,190,000  JBM Realty Company LLP
               LOC Fifth Third Bank                                              05/01/22               5.41              2,190,000
      635,000  KBL Capital Fund, Inc.(BH Reality Limited
               Partnership) - Series 1996A
               LOC Fifth Third Bank                                              05/01/21               5.35                635,000
    1,915,000  Keating Muething & Klekamp PLL
               LOC Fifth Third Bank                                              11/01/24               5.41              1,915,000
    3,294,000  KFDT L.P. - Serise 2005
               LOC Fifth Third Bank                                              04/01/35               5.41              3,294,000
    2,215,000  Kingston Healthcare Company - Series 1997A
               LOC Fifth Third Bank                                              11/01/17               5.35              2,215,000
    1,815,000  Kingston Healthcare Company - Series 1998A
               LOC Fifth Third Bank                                              03/01/18               5.35              1,815,000
    4,715,000  Kingston Healthcare Company - Series 2003A
               LOC Fifth Third Bank                                              08/01/25               5.35              4,715,000
      800,000  Kit Carson County, CO Agricultural Development RB
               (Midwest Farms, LLC) - Series 1997
               LOC Wells Fargo Bank, N.A.                                        06/01/27               5.35                800,000
    4,090,000  Kool Capital, LLC
               LOC Michigan National Bank                                        04/01/29               5.50              4,090,000
    2,040,000  L3 Corporation - Series 2002
               LOC Fifth Third Bank                                              11/01/17               5.41              2,040,000
    4,575,000  Lakeland Income Properties, LLC - Series 2004
               LOC Federal Home Loan Bank                                        04/01/29               5.35              4,575,000
    5,805,000  Laurel County, KY Industrial Building RB
               (Consolidated Biscuit Company Project)
               LOC Fifth Third Bank                                              03/01/15               5.38              5,805,000
    1,910,000  Le Sportsac Inc. - Series 2005
               LOC Fifth Third Bank                                              11/01/14               5.41              1,910,000
      420,000  Lee County, FL Multifamily  HFA  RB
               (Crossings at Cape Coral Apartments Project) - Series 1999B
               LOC Suntrust Bank                                                 06/01/14               5.42                420,000
      200,000  Lexington Financial Services Health Care RB - Series 2001
               LOC LaSalle Bank, N.A.                                            02/01/26               5.39                200,000
    3,020,000  Lock Inns, Inc. - Series 2003
               LOC Bank of North Georgia                                         02/01/23               5.44              3,020,000
    1,695,000  Lockland Development Company Ltd. - Series 2000
               LOC US Bank, N.A.                                                 07/01/20               5.40              1,695,000
      500,000  LRC - B Wadsworth Investors, Ltd. - Series 1997
               LOC  US Bank, N.A.                                                09/01/17               5.50                500,000
    1,000,000  LRC - Meadows Investors LLC - Series 2004
               LOC JPMorgan Chase Bank, N.A.                                     12/01/34               5.45              1,000,000
    6,790,000  Madison, WI Community Development Authority RB
               (Block 89 Project) - Series 1996A                                 01/01/19               5.35              6,790,000
    5,815,000  Madison, WI Community Development Authority RB
               (Block 89 Project) - Series 2000                                  07/01/20               5.35              5,815,000
      895,000  Manatee County, FL Multifamily HFA  RB - Series 2002B
               (La Mirada Gardens Project)
               LOC Suntrust Bank                                                 11/01/33               5.35                895,000
    2,422,100  Materials Processing Inc. - Series 2004
               LOC Fifth Third Bank                                              09/01/34               5.41              2,422,100
    2,875,000  Maximum Principle Amount Limited Partnership
               (Riverview Medical Office Building)
               LOC National City Bank of Michigan/Illinois                       11/01/17               5.38              2,875,000
    6,850,000  MBE Investment Company LLC - Series 2004-A
               LOC Comerica Bank                                                 12/01/54               5.43              6,850,000
    7,610,000  MCSH Real Estate Investors, LLC - Series 2004
               LOC First Tennessee Bank, N.A.                                    09/01/21               5.36              7,610,000
    1,075,000  Miami River Stone Company - Series 2002
               LOC US Bank, N.A.                                                 08/01/09               5.42              1,075,000
    1,130,000  Michigan City, IN (Consolidated Biscuit Company)
               LOC Fifth Third Bank                                              10/01/13               5.41              1,130,000
    2,015,000  Michigan HEFA (Hope College) - Series 1996M
               LOC Fifth Third Bank                                              10/01/16               5.37              2,015,000
      905,000  Milwaukee, WI (Historic Third Ward Parking Project)- Series 1999
               LOC Northern Trust Bank                                           09/01/28               5.45                905,000
    1,810,000  Mississippi Business Finance Corporation IDRB
               (Howard Industries, Inc.) - Series 1995
               LOC Amsouth Bank                                                  06/01/10               5.35              1,810,000
    1,900,000  Mississippi Business Finance Corporation, IDRB
               (Colle Towing Project) - Series 2004
               LOC Regions Bank                                                  10/01/19               5.35              1,900,000
    4,800,000  Mississippi Business Finance Corporation IDRB
               (Pottery Barn Inc. Project) - Series 2004
               LOC Bank of America, N.A.                                         06/01/24               5.35              4,800,000
    2,850,000  Mississippi Business Finance Corporation IDRB
               (Wade Inc. Project) - Series 2006
               LOC Regions Bank                                                  02/01/21               5.35              2,850,000
    1,010,000  Mississippi Business Finance Corporation IDRB
               (TTW Farm Products Inc.)
               LOC Amsouth Bank                                                  11/01/11               5.35              1,010,000
    1,855,000  Mississippi Business Finance Corporation IDRB
               (TTW Farm Products Inc.)
               LOC Amsouth Bank                                                  11/01/11               5.35              1,855,000
    7,225,000  Mississippi Business Finance Corporation IDRB
               (Lextron-Visteon Leasing Project) - Series 2003
               LOC JPMorgan Chase Bank, N.A.                                     12/01/27               5.40              7,225,000
    2,370,000  Montgomery Cancer Center LLC  - Series 1997
               LOC Wachovia Bank, N.A.                                           10/01/12               5.35              2,370,000
    7,360,000  Montgomery County, PA (Brookside Manor Apartments)
               Collateralized by FNMA                                            08/15/31               5.35              7,360,000
    5,065,000  Montgomery County, PA (Kingswood Apartments Project)
               Collateralized by FNMA                                            08/15/31               5.35              5,065,000
      865,000  Montgomery, AL IDB (The Jobs Company, LLC Project)- Series 1996C
               LOC Columbus Bank & Trust Company                                 07/01/16               5.35                865,000
    2,115,000  Mount Carmel West Medical Office Building LP - Series 1999
               LOC National City Bank                                            08/01/19               5.38              2,115,000
    1,800,000  Mrs. K.C. Jordan & Associates, Inc.
               LOC Fifth Third Bank                                              04/01/23               5.41              1,800,000
    2,900,000  Nebar Investments, LLC - Series 2005
               LOC Fifth Third Bank                                              07/01/50               5.41              2,900,000
    1,615,000  New Lexington Clinic, P.S.C. - Series 2003
               LOC Fifth Third Bank                                              05/01/18               5.41              1,615,000
    1,900,000  New York State HFA RB (345 East 94th Street)
               Guaranteed by Federal Home Loan Mortgage Corporation              11/01/31               5.38              1,900,000
    9,000,000  New York State HFA RB (Saxony Housing) - Series 1997A
               Collateralized by Federal National Mortgage Association           05/15/30               3.93              9,000,000
    1,600,000  NO S Properties, LLC - Series 2004
               LOC Fifth Third Bank                                              08/01/24               5.41              1,600,000
    7,200,000  North Lagoon Partners, Inc. - Series 2004
               LOC Columbus Bank & Trust Company                                 10/01/29               5.35              7,200,000
    1,795,000  NPI Capital, LLC - Series 1999A
               LOC Michigan National Bank                                        07/01/29               5.45              1,795,000
    7,422,000  Nugent Sand Company - Series 1999
               LOC National City Bank of Kentucky                                11/01/11               5.38              7,422,000
    6,900,000  Olathe, KS IDRB ( Diamant Boart Project) - Series 1997B
               LOC Svenska Handelsbanken                                         03/01/27               5.50              6,900,000
    5,840,000  Opelika IOA (Opelika Industrial Park Project) - Series 1998A
               Insured by MBIA Insurance Corp.                                   06/01/23               5.37              5,840,000
    1,225,000  Ordeal Properties LLC - Series 1997
               LOC Key Bank, N.A.                                                10/01/12               5.43              1,225,000
    1,020,000  Oswego County, NY IDA Civic Facilities
               (OH Properties, Inc Project - B)
               LOC Manufacturers & Traders & Trust Co.                           06/01/24               5.40              1,020,000
    2,475,000  Oxmoor West LLC
               LOC First Commercial Bank                                         04/01/26               5.35              2,475,000
   2,220,000   Parisi Investment, LP & Supply Co. - Series 1998
               LOC US Bank, N.A.                                                 05/01/18               5.35              2,220,000
    1,000,000  PBSI Properties, LLC - Series 2004
               LOC Huntington National Bank                                      03/01/34               5.45              1,000,000
    1,865,000  Peachtree Crest Professional Offices - Series 2003
               LOC Bank of North Georgia                                         03/01/23               5.43              1,865,000
    3,900,000  Pennsylvania Economic Development Finance Authority
               (Repete Associates Project) - Series 2005 B3
               LOC PNC Bank,N.A.                                                 08/01/25               5.36              3,900,000
    2,565,000  Pomeroy Investments, LLC - Series 1997
               LOC US Bank, N.A.                                                 05/01/17               5.35              2,565,000
    3,300,000  Radiation Oncology Partners, LLP
               LOC SouthTrust Bank                                               08/01/18               5.35              3,300,000
    4,155,000  Rawcar Group LLC Project
               LOC National City Bank                                            04/01/36               5.38              4,155,000
    2,435,000  Realty Holdings Co. LLC - Series 2004
               LOC Fifth Third Bank                                              05/01/24               5.41              2,435,000
    4,845,000  Reynolds Road Fitness Center, - Series 1998
               LOC Fifth Third Bank                                              01/01/19               5.41              4,845,000
    3,490,000  Robert C. Fox Jr. (Fox Racing Shoe Project) - Series A
               LOC Comerica Bank                                                 06/01/33               5.41              3,490,000
    3,965,000  Rockwood Quarry LLC - Series 2002
               LOC Fifth Third Bank                                              12/01/22               5.37              3,965,000
    3,550,000  Rogers Bridge Road & Southern Properties, LLC - Series 2002
               LOC Bank of North Georgia                                         01/01/23               5.48              3,550,000
      730,000  S & L Plastic Inc.
               LOC Fleet Bank                                                    07/01/08               5.43                730,000
    1,035,000  S & S Partnership (Model Graphics) - Series 1999
               LOC US Bank                                                       09/01/19               5.45              1,035,000
      833,000  Saginaw County, MI                                                03/01/08               5.41                833,000
    1,350,000  Sand Run Nursery & Preserve LLC - Series 2004
               LOC US Bank, N.A.                                                 03/01/24               5.42              1,350,000
    2,450,000  Savoy Properties, Ltd. - Series 2000
               LOC Key Bank,N.A.                                                 08/01/20               5.43              2,450,000
    2,800,000  Security Self-Storage, Inc. - Series 2005
               LOC Fifth Third Bank                                              05/01/35               5.41              2,800,000
    4,305,000  Security Self-Storage, Inc. - Series 1999
               LOC Bank One                                                      02/01/19               5.38              4,305,000
    3,330,000  Servaas, Inc. - Series 2003
               LOC Fifth Third Bank                                              03/01/13               5.41              3,330,000
    3,185,000  Shepherd Capital LLC
               LOC Fifth Third Bank                                              03/15/49               5.50              3,185,000
    4,660,000  Smugglers Notch Management Company, Ltd. and
               Smugglers Notch Investment Company, Ltd. - Series 2000
               LOC  Key Bank,N.A.                                                09/01/15               5.43              4,660,000
    7,000,000  Southeast Alabama Gas District RB (Lateral Project)- Series 2000
               Insured by AMBAC Assurance Corp.                                  06/01/25               5.35              7,000,000
    6,700,000  Southern Central Communications Corporation - Series 2003
               LOC Fifth Third Bank                                              04/01/18               5.37              6,700,000
    1,660,000  Southern Orthopaedic Properties, LLC - Series 2001
               LOC Columbus Bank and Trust Company                               10/01/21               5.35              1,660,000
    2,700,000  Southwestern Ohio Steel, Inc.
               LOC US Bank, N.A.                                                 04/01/08               5.41              2,700,000
    1,260,000  Stallard-Schrier Family LP - Series 1996
               LOC Fifth Third Bank                                              09/01/16               5.42              1,260,000
      980,000  State Crest Ltd. - Series 2000
               LOC Fifth Third Bank                                              06/01/23               5.41                980,000
    5,101,000  Stonegate-Partners I,LLC(Stonegate Partners Project)- Series 2002
               LOC US Bank, N.A.                                                 06/01/34               5.38              5,101,000
    1,030,000  T.D. Management Ltd. - Series 1996
               LOC Fifth Third Bank                                              01/01/11               5.42              1,030,000
    2,200,000  Tampa Bay, FL (Elders Land Development) - Series 2003
               LOC Fifth Third Bank                                              09/01/23               5.41              2,200,000
    2,705,000  Tant Real Estate, LLC - Series 2003
               LOC Columbus Bank & Trust Company                                 03/01/23               5.35              2,705,000
    3,160,000  Taylor Station Surgery Center Project - Series 2002
               LOC National City Bank                                            12/01/22               5.38              3,160,000
    7,125,000  Thayer Properties II, LLC - Series 2001
               LOC Columbus Bank & Trust Company                                 09/01/21               5.42              7,125,000
    2,600,000  The Hennegan Company - Series 2004
               LOC US Bank, N.A.                                                 10/01/11               5.35              2,600,000
    5,910,000  The Shoppes at Edgewater - Series 2003
               LOC Amsouth Bank                                                  01/01/23               5.35              5,910,000
    6,980,000  Three Reading LP
               LOC Federal Home Loan Bank of Pittsburg                           06/01/24               5.47              6,980,000
    1,820,000  Tisdel Holdings, LLC - Series 2000
               LOC Huntington National Bank                                      09/01/20               5.50              1,820,000
    2,875,000  Town of Islip, NY IDA (Brentwood Real Estate LLC) - Series 2000
               LOC Citybank, N.A.                                                11/01/20               5.38              2,875,000
    6,170,000  Triple Crown Investments, LLC - Series 2004
               LOC Federal Home Loan Bank of Dallas                              08/01/25               5.36              6,170,000
    2,035,000  Trotman Bay Minette, Inc. - Series 2000
               LOC Columbus Bank & Trust Company                                 01/01/21               5.35              2,035,000
    2,665,000  Twelfth Street Partners, LLC - Series 2005
               LOC Fifth Third Bank                                              04/01/25               5.41              2,665,000
    4,590,000  Unico Alloys & Metals - Series 2004
               LOC National City Bank                                            08/01/24               5.35              4,590,000
      810,000  Vincent Enterprise & Partners - Series 2000
               LOC Key Bank, N.A.                                                03/01/20               5.43                810,000
    1,590,000  Vista Funding Corporation - Series 1997A
               LOC Fifth Third Bank                                              07/01/15               5.40              1,590,000
      820,000  Walt Sweeney Ford - Series 1996
               LOC Fifth Third Bank                                              01/01/12               5.45                820,000
      545,000  Warrior Roofing Manufacturing, Inc. - Series 2001
               LOC Columbus Bank & Trust Company                                 09/01/26               5.47                545,000
    3,720,000  Watson's Dayton Properties, LLC - Series 2002A
               LOC US Bank, N.A.                                                 07/01/18               5.35              3,720,000
    7,020,000  Wellington Green LLC - Series 1999
               LOC Charter One Bank                                              04/01/29               5.43              7,020,000
    9,200,000  Wellstone Mills LLC - Series 2004A
               LOC PNC Bank, N.A.                                                12/15/24               5.39              9,200,000
    3,400,000  West Coast Pack, LLC - Series 2005
               LOC La Salle Bank, N.A.                                           07/01/35               5.41              3,400,000
    1,850,000  Westchester County, NY IDA RB
               (B.W.P. Distributors Inc.) - Series 1997
               LOC Wachovia Bank, N.A.                                           10/01/28               5.45              1,850,000
      520,000  Westchester Presbyterian Church
               LOC US Bank, N.A.                                                 09/01/13               5.50                520,000
    3,765,000  William Morris Reality Greystone - Series 2004
               LOC Amsouth Bank                                                  01/01/19               5.43              3,765,000
    4,900,000  Willow Creek Interest LLC, OH - Series 2005
               LOC Fifth Third Bank                                              04/01/25               5.41              4,900,000
    1,410,000  Wilmington Iron & Metal Company - Series 1999
               LOC Bank One                                                      08/01/14               5.41              1,410,000
    4,754,243  Wilmington Trust Company (Amtrak Trust 93-A) - Series B Notes
               Guaranteed by General Electric Company                            01/01/11               5.37              4,754,242
    8,750,000  Winder-Barrow Industrial Building Authority
               (The Concrete Company Project) - Series 2000
               LOC Columbus Bank & Trust Company                                 02/01/20               5.35              8,750,000
      990,000  Windsor Medical Center, Inc. - Series 1997
               LOC Federal Home Loan Bank                                        12/03/18               5.38                990,000
    1,000,000  Word of Deliverence - Series 2004
               LOC Fifth Third Bank                                              12/01/24               5.41              1,000,000
-------------                                                                                                        --------------
  613,495,343  Total Variable Rate Demand Instruments                                                                   613,495,343
-------------                                                                                                        --------------

Yankee Certificates of Deposit (20.55%)
-----------------------------------------------------------------------------------------------------------------------------------
$  50,000,000  Credit Suisse AG                                                  01/04/07               5.31%        $   50,000,000
    5,000,000  Deutsche Zentral- Genossenschafts Bank                            01/05/07               5.32              5,000,000
   50,000,000  HBOS PLC                                                          06/04/07               5.42             50,000,000
   75,000,000  HSH Nordbank, A.G.                                                01/22/07               5.33             75,000,000
  200,000,000  Norddeutsche Landesbank Girozentral                               01/22/07               5.37            200,000,573
   70,000,000  Royal Bank of Canada                                              02/08/07               5.43             70,000,360
   35,000,000  Royal Bank of Scotland                                            01/16/07               4.80             35,000,070
   30,000,000  TorontoDominion                                                   04/13/07               5.31             29,998,838
   40,000,000  TorontoDominion                                                   02/21/07               5.62             40,000,000
-------------                                                                                                        --------------
  555,000,000  Total Yankee Certificates of Deposit                                                                     554,999,841
-------------                                                                                                        --------------
               Total Investments (98.73%)                                                                             2,666,899,148
                Cash and other assets, net of liabilities (1.27%)                                                        34,212,209
                                                                                                                     --------------
               Net Assets (100.00%)                                                                                  $2,701,111,357
                                                                                                                     ==============

                Net asset value, offering and redemption price per share:
                Cortland shares          1,207,515,879 shares outstanding                                                 $    1.00
                                                                                                                          =========
                Short Term Fund shares      32,832,792 shares outstanding                                                 $    1.00
                                                                                                                          =========
                Xpress shares            1,460,762,685 shares outstanding                                                 $    1.00
                                                                                                                          =========




FOOTNOTES:
Note 1 Valuation of Securities -
Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

(a) The interest rate changes daily based upon Federal funds target plus 0.05%.

(b) The interest rate changes daily based upon Federal funds target plus 0.065%

(c) The interest rate changes daily based upon Federal funds open plus 0.08%.

(d  The interest rate changes daily based upon Federal funds target plus 0.09%.

(e) The interest rate is adjusted weekly based upon average of prior week one month LIBOR Plus 0.05%; weekly put at par.
(f) The interest rate is adjusted monthly based upon one month LIBOR plus 0.125%

(g) The interest rate changes daily based upon Federal funds target plus 0.10%.

(h) The interest rate is adjusted monthly based upon one month LIBOR minus 0.035%.
(i) The interest rate is adjusted monthly based upon one month LIBOR plus 0.08%

(j) The interest rate is adjusted monthly based upon one month LIBOR plus 0.02%

(k) The interest rate changes daily based upon Federal funds target plus 0.14%.
(l) The interest rate is adjusted monthly based upon one month LIBOR minus 0.01%.

(m) These securities have a 7-day put feature exercisable by the fund at par value. Rate changes weekly.

KEY:
BAN      =    Bond Anticipation Notes                         IDA    =    Industrial Development Authority
EDRB     =    Economic Development Revenue Bond               IDB    =    Industrial Development Bond
GNMA     =    Government National Mortgage Association        IDRB   =    Industrial Development Revenue Bond
GO       =    General Obligation                              LOC    =    Letter of Credit
HEFA     =    Health & Education Facilities Authority         RB     =    Revenue Bond
HFA      =    Housing Finance Authority


-------------------------------------------------------------------------------
CORTLAND TRUST, INC
U.S. GOVERNMENT FUND
STATEMENT OF NET ASSETS
DECEMBER 31, 2006
(UNAUDITED)
===============================================================================

     Face                                                                         Maturity                                  Value
    Amount                                                                          Date               Yield              (Note 1)
Floating Rate Securities (8.03%)
-----------------------------------------------------------------------------------------------------------------------------------
$   5,000,000  Student Loan Marketing Association                                07/25/07              5.60%         $    5,007,082
    5,000,000  Student Loan Marketing Association                                01/25/07              5.50               5,000,511
-------------                                                                                                        --------------
   10,000,000  Total Floating Rate Securities                                                                           10,007,593
-------------                                                                                                        --------------

Loan Participation (3.21%)
-----------------------------------------------------------------------------------------------------------------------------------
$   4,000,000  Army and Air Force Exchange Service
               with JPMorgan Chase and Company                                   01/04/07              5.34%         $    4,000,000
-------------                                                                                                        --------------
    4,000,000  Total Loan Participation                                                                                   4,000,000
-------------                                                                                                        --------------

Repurchase Agreements (28.09%)
-----------------------------------------------------------------------------------------------------------------------------------
$  10,000,000  Banc of America Securities, LLC, purchased on 12/29/06, repurchase proceeds at maturity $10,005,722
               (Collateralized by $10,417,911, GNMA, 4.59% to 4.67%,
               due 07/16/31 to 05/16/33, value $10,200,001)                      01/02/07              5.15%         $   10,000,000
    5,000,000  Citigroup Global Markets Inc, purchased on 12/29/06, repurchase proceeds at maturity $5,002,833
               (Collateralized by $30,213,378, GNMA,  6.00%,
               due 12/15/32, value $5,100,000)                                   01/02/07              5.10               5,000,000
   20,000,000  UBS Securities LLC, purchased on 12/29/06,
               repurchase proceeds at maturity $20,011,756
               (Collateralized $18,790,000, FMNT, 6.87%,
               due 09/15/10, value $20,402,203)                                  01/02/07              5.29              20,000,000
-------------                                                                                                         -------------
   35,000,000  Total Repurchase Agreements                                                                               35,000,000

U.S. Government Agencies (16.78%)
-----------------------------------------------------------------------------------------------------------------------------------
$   5,000,000  Federal Home Loan Bank                                            04/04/07              5.23%         $    5,000,000
    5,000,000  Federal Home Loan Bank                                            08/08/07              5.55               5,000,000
    5,000,000  Federal Home Loan Bank                                            08/14/07              5.58               5,000,000
      910,000  Federal Home Loan Bank                                            08/15/07              5.25                 901,376
    5,000,000  Federal Home Loan Bank                                            10/26/07              5.40               5,000,000
-------------                                                                                                        --------------
   20,910,000  Total U.S. Government Agencies                                                                            12,901,375
-------------                                                                                                        --------------

U.S. Government Agency Discount Notes (25.44%)
-----------------------------------------------------------------------------------------------------------------------------------
$   5,000,000  Federal Home Loan Mortgage Corporation                            02/28/07              5.26%         $    4,958,594
    5,000,000  Federal Home Loan Mortgage Corporation                            03/30/07              5.32               4,937,117
    3,000,000  Federal Home Loan Mortgage Corporation                            04/13/07              5.34               2,956,650
    1,843,000  Federal Home Loan Mortgage Corporation                            05/29/07              5.26               1,804,624
    5,000,000  Federal National Mortgage Association                             01/31/07              5.24               4,978,596
    3,600,000  Federal National Mortgage Association                             02/23/07              5.30               3,572,970
    3,000,000  Federal National Mortgage Association                             03/30/07              5.27               2,962,453
    2,760,000  Federal National Mortgage Association                             05/23/07              5.29               2,704,467
    1,015,000  Federal National Mortgage Association                             05/31/07              5.27                 993,495
    1,865,000  Federal National Mortgage Association                             06/01/07              5.21               1,816,764
-------------                                                                                                        --------------
   32,083,000  Total U.S. Government Agency Discount Notes                                                               31,685,730
-------------                                                                                                        --------------
U.S. Government Agency Medium Term Notes (13.66%)
-----------------------------------------------------------------------------------------------------------------------------------
$   1,650,000  Federal Home Loan Mortgage Corporation                            02/16/07              5.28%         $    1,647,194
    5,000,000  Federal Home Loan Mortgage Corporation                            03/23/07              5.37               4,968,133
    4,000,000  Federal Home Loan Mortgage Corporation                            11/21/07              5.35               4,000,000
    3,427,000  Federal National Mortgage Association                             03/02/07              5.29               3,414,086
    3,000,000  Federal National Mortgage Association                             03/15/07              5.39               2,989,546
-------------                                                                                                        --------------
   17,077,000  Total U.S. Government Agency Medium Term Notes                                                            17,018,959
-------------                                                                                                        --------------
               Total Investments (95.21%)                                                                               118,613,657
               Cash and other assets, net of liabilities (4.79%)                                                          5,966,500
                                                                                                                     --------------
               Net Assets (100.00%)                                                                                  $  124,580,157
                                                                                                                     ==============
               Net asset value, offering and redemption price per share:
               Cortland Shares, 124,583,168 shares outstanding                                                       $         1.00


KEY:
GNMA      =    Government National Mortgage Association
FMNT      =    Federal Home Loan Mortgage Corporation



-------------------------------------------------------------------------------
CORTLAND TRUST, INC.
MUNICIPAL MONEY MARKET FUND
STATEMENT OF NET ASSETS
DECEMBER 31, 2006
(UNAUDITED)

===============================================================================



                                                                                                                  Rating(a)
                                                                                                                  -----------
    Face                                                                        Maturity               Value               Standard
   Amount                                                                         Date     Yield      (Note 1)    Moody's  &  Poors
---------                                                                         ----     -----      --------    ---------   -----
Put Bonds (b) (15.69%)
-----------------------------------------------------------------------------------------------------------------------------------
$   965,000   City of Dayton, KY Industrial Building RB
              (RADAC Corporation Project) - Series 1994C
              LOC Fifth Third Bank                                              04/01/07    4.10%   $   965,000       P1        A1+
  6,500,000   Harford County, MD EDRB (A.O. Smith)
              LOC Comerica Bank                                                 03/01/07    3.85      6,500,000       P1        A1
  2,500,000   Michigan Strategic Fund Limited Obligation RB
              (Donnelly Corporation Project) - Series B
              LOC Bank of Nova Scotia                                           04/01/07    3.80      2,500,000       P1        A1+
  1,440,000   Oakland County, MI EDC RB
              (Orchard - Maple Project) (c)
              LOC LaSalle Bank, N.A.                                            05/15/07    3.98      1,440,000
  2,000,000   West Virginia Housing Development Fund Housing Finance
              Bonds - 2006 Series B                                             04/09/07    3.67      2,000,000     VMIG-1      A1+
-----------                                                                                         -----------
 13,405,000   Total Put Bonds                                                                        13,405,000
-----------                                                                                         -----------

Tax Exempt Commercial Paper (5.85%)
$   3,000,000 KY Asset/Liability Commission                                     01/17/07    3.57%  $  3,000,000      VMIG-1     A1
    1,000,000 Rhode Island Health & Education Building                          01/05/07    3.85      1,000,000        P1       A1+
    1,000,000 St. Louis, Missouri Airport
              LOC JPM/Chase-Loan                                                03/08/07    3.68      1,000,000        P1       A1+
-------------                                                                                      ------------
    5,000,000 Total Tax Exempt Commercial Paper                                                       5,000,000
-------------                                                                                      ------------

Tax Exempt General Obligation Notes & Bonds (25.90%)
-----------------------------------------------------------------------------------------------------------------------------------
$  1,900,000  Constantine, MI Public Schhols TRAN (c)                           08/20/07    4.08   $  1,908,133
   1,425,000  Convington, KY Independent SchoolDistrict TRAN (c)                06/29/07    4.08      1,427,551
   3,500,000  Dublin City, WI Everest Area School District (c)                  08/27/07    3.92      3,500,170
   1,500,000  Elkhorn, WI Area School District TRAN(c)                          08/24/07    3.73      1,500,646
     700,000  Fairborn, OH BAN (c)                                              08/23/07    3.81        703,051
   1,000,000  Fall Creek, WI School District (c)                                09/21/07    3.75      1,000,000
     550,000  Lake Mills, WI Area School District (c)                           08/30/07    3.75        550,872
   3,000,000  Lake Superior, MN Independent School District No. 381(c)          08/27/07    3.85      3,012,171
   4,000,000  North St. Paul Maplewood Oakdale, MN
              Independent School District No.622 (c)                            08/13/07    3.85      4,015,273
  1,500,000   St. Clairsville, OH BAN (c)                                       04/26/07    3.85      1,501,474
  1,500,000   Vandalia, OH BAN (c)                                              08/24/07    3.80      1,500,000
  1,500,000   Western School Building Corporation, BAN (c)                      08/01/07    3.80      1,500,000
-----------                                                                                         -----------
 22,075,000   Total Tax Exempt General Obligation Notes & Bonds                                      22,119,341
-----------                                                                                         -----------

Variable Rate Demand Instruments (d) (50.49%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 5,455,000   Auburn, AL Non-Profit HDA MHRB (Lakeside Project)
              LOC Columbus Bank & Trust Company                                 09/01/27    4.16%  $  5,455,000                 A1
  1,150,000   Caledonia, WI (Caledonia Properties LLC/Quick Cable Corp.) (c)
              LOC Fifth Third Bank                                              12/01/18    4.03      1,150,000
  1,700,000   Cincinnati & Hamilton County, OH Port Authority EDRB
              LOC Fifth Third Bank                                              09/01/25    4.08      1,700,000                 A1+
  2,600,000   City of Pulaski and Giles County, TN IDRB
              (Martin Methodist College Program) - Series 2004
              LOC Amsouth Bank                                                  01/01/24    4.00      2,600,000      VMIG-1
  1,000,000   Clipper Tax Exempt Trust COPs - (Multistate) - Series 1999-3      08/01/07    4.11      1,000,000      VMIG-1
  1,000,000   CT Floater-Treasury-Series 2006                                   11/15/15    4.03      1,000,000      VMIG-1
  2,000,000   Greenwood County, SC
              (Fuji Photo Film, Inc. Project) - Series 2004                     09/01/11    4.10      2,000,000                 A1+
  1,000,000   Gulf Coast, TX Waste Disposal Authority Project
              (BP Amoco Oil Co.)                                                05/01/24    4.02      1,000,000      VMIG-1     A1+
  1,550,000   Iredell County, NC Industrial Facilities &
              Pollution Control Funding
              LOC Branch Bank & Trust                                           11/01/31    4.05      1,550,000
  1,000,000   Jefferson County,KY Industrial Building RB (R.C. Tway Company
              D/B/A Kentucky Manufacturing Company Project) - Series 1998
              LOC Fifth Third Bank                                              06/01/18    4.11      1,000,000       P1        A1
  1,000,000   King George County, VA IDA RB
              (Birchwood Power Partners Project) - Series 1995
              LOC Bank of Nova Scotia                                           11/01/25    4.08      1,000,000                 A1+
  1,700,000   Lincoln County, WY PCRB (Exxon Project) - Series 1987 B           07/01/17    3.91      1,700,000       P1        A1+
    500,000   Little Rock, AK Metrocenters
              LOC Bank of New York                                              12/01/25    3.99        500,000                 A1+
  2,500,000   Metropolitan Nashville Airport Authority (Tennessee)
              Airport Improvement Revenue Bonds, Adjustable Rate Seies 2006
              Insured by Ambac Indemnity Corp.                                  07/01/26    3.99      2,500,000                 A1+
  2,000,000   Miami - Dade County Florida IDA
              (Auborne heavy Maintenance Inc) - Series 1998
              LOC J.P Morgan Chase                                              08/01/18    3.97      2,000,000                 A1+
    705,000   Mississippi Home Corporation single Family Program
              (Merlots) - Series YYY
              Guarenteed by Government National Mortgage Association            12/01/31    4.00        705,000      VMIG-1
  2,000,000   Nebraska Educational Finance Authority Variable Rate Demand
              Revenue Bonds - Series 2005 (Concordia University Project)
              LOC Fifth Third Bank                                              12/15/35    4.08      2,000,000                 A1+
  1,200,000   Orange County, FL HFA  (Windsor Pines Project) - Series 2000E
              LOC Bank of America, N.A.                                         03/01/35    3.99      1,200,000      VMIG-1     A1+
  1,200,000   Orland Park, IL IDRB (Panduit Corp Project) - Series 1996
              LOC Fifth Third Bank                                              04/01/31    4.03      1,200,000                 A1+
  2,000,000   Pennsylvania EDFA (Amtrak Project) - Series 2001B
              LOC JP Morgan Chase Bank, N.A.                                    11/01/41    4.08      2,000,000      VMIG-1     A1+
    200,000   Rockingham, NC IDRB PCFA
              (Eden Customs Processing, LLC) - Series 2004
              LOC Branch Banking & Trust Company                                01/01/17    4.05        200,000        P1       A1+
  3,100,000   San Antonio, TX Empowerment Zone Development Corporation
              (Drury Southwest Hotel Project) - Series 2005 (c)
              LOC US Bank, N.A.                                                 10/01/35    3.95      3,100,000
  1,525,000   Tuscaloosa County, AL IDRB
              (Automotive Corridor, LLC Expansion Project) - Series 2001
              LOC Regions Bank                                                  10/01/21    4.00      1,525,000        P1       A1
  1,045,000   Tuscaloosa County, AL IDRB
              (Automotive Corridor, LLC Project) - Series 2004
              LOC Regions Bank                                                  11/01/24    4.00      1,045,000        P1       A1
  3,000,000   Virginia Port Authority Facility Revenue
              Insured By FGIC                                                   07/01/36    3.99      3,000,000                 A1+
  1,000,000   Washington State HFC Putters - Series 1335
              LOC GNMA/FNMA/FHLMC                                               12/01/09    3.98      1,000,000      VMIG-1
-----------                                                                                         -----------
 43,130,000   Total Variable Rate Demand Instruments                                                 43,130,000
-----------                                                                                         -----------

Variable Rate Demand Instrument - Private Placement (0.69%)
-----------------------------------------------------------------------------------------------------------------------------------

$   591,000   York County, PA IDA IDRB (Manor Care of Kingston Court Inc.)
              LOC JPMorgan Chase Bank, N.A.                                     12/01/08    5.36%  $    591,000        P1       A1+
-----------                                                                                        ------------
    591,000   Total Variable Rate Demand Instrument - Private Placement                                 591,000
-----------                                                                                        ------------
              Total Investments (98.62%)                                                             84,245,341
              Liabilities in excess of cash and other assets (1.38%)                                  1,174,062
                                                                                                   ------------
              Net Assets (100.00%)                                                                 $ 85,419,403
                                                                                                   ============
              Net asset value, offering and redemption price per share:
              Cortland Shares,    85,450,762         shares outstanding                               $    1.00
                                                                                                      =========

>






FOOTNOTES:

Note 1 Valuation of Securities -
Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.


(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited. In addition, certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b)  The maturity date indicated is the next put date.

(c) Securities that are not rated which the Fund's Board of Directors has determined to be of comparable quality to those rated securities in which the Fund invests.

(d) Securities payable on demand at par including accrued interest (usually with seven days' notice) and, if indicated, unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

KEY:
BAN      =    Bond Anticipation Note                          HDA    =    Housing Development Authority
COPs     =    Certificates of Participation                   HFA    =    Housing Finance Authority
EDC      =    Economic Development Corporation                HFC    =    Housing Finance Commission
LOC      =    Letter of Credit                                IDA    =    Industrial Development Authority
EDFA     =    Economic Development Finance Authority          IDRB   =    Industrial Development Revenue Bond
EDRB     =    Economic Development Revenue Bond               MHRB   =    Multi-Family Housing Revenue Bond
FGIC     =    Financial Guaranty Insurance Company            PCFA   =    Pollution Control Finance Authority
FHLMC    =    Federal Home Loan Mortgage Corporation          PCRB   =    Pollution Control Revenue Bond
FNMA     =    Federal National Mortgage Association           RB     =    Revenue Bond
GNMA     =    Government National Mortgage Association        TRAN   =    Tax and Revenue Anticipation No


ITEM 2: CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

ITEM 3:  EXHIBITS

Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2(a) of the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cortland Trust, Inc.

By (Signature and Title)*           /s/ Rosanne Holtzer
                                    -------------------
                                    Rosanne Holtzer, Secretary

Date: March 1, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Steven W. Duff
                                    ------------------
                                    Steven W. Duff, President

Date:  March 1, 2007

By (Signature and Title)*           /s/ Anthony Pace
                                    ----------------
                                    Anthony Pace, Treasurer

Date:  March 1, 2007

* Print the name and title of each signing officer under his or her signature.